SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Write-off of inventory	$ 565	$ 573	$ 960
Goodwill impairment
Business Acquisition [Line Items]
Projected net cash flows, period	5 years
Long-term growth rate	1.00%
Weighted average cost of capital rate	14.30%
Number of shares excluded from calculation of diluted earnings (loss) per share	740,292	559,186
Financial Institutions [Line Items]
Tax expenses (benefits) related to uncertainties in income taxes	(55)	409	113
Related Party Transaction [Line Items]
Ownership percentage	51.00%
Stock-based compensation	513	203	344
Accrued severance pay	801
Severance expenses	1,156	586	868
Advertising expense	114	152	164
Foreign exchange derivative instruments	39	410
Local Partner [Member]
Related Party Transaction [Line Items]
Ownership percentage	49.00%
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Stock-based compensation		19	54
Major Israeli And U.S. Banks [Member]
Financial Institutions [Line Items]
Cash and cash equivalents, short-term restricted and long-term bank deposits	36,633
Other Banks [Member]
Financial Institutions [Line Items]
Cash and cash equivalents, short-term restricted and long-term bank deposits	$ 7,857
Cyber [Member]
Business Acquisition [Line Items]
Projected net cash flows, period	5 years
Long-term growth rate	2.00%
Weighted average cost of capital rate	15.00%